Summary of accounting policies - PPE and leases (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	40 years
Transportation equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Transportation equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	8 years
Technical equipment and machinery | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	3 years
Technical equipment and machinery | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years
Office equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Office equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	15 years
Offices and warehouses | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years
Offices and warehouses | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years
Motor vehicles and other equipment | Bottom of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years
Motor vehicles and other equipment | Top of Range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	6 years